Supplemental Guarantor and Non-Guarantor Financial Information	12 Months Ended
Dec. 31, 2016
Supplemental Guarantor and Non-Guarantor Financial Information
Supplemental Guarantor and Non-Guarantor Financial Information
Supplemental Guarantor and Non-Guarantor Financial Information

Certain of our wholly-owned subsidiaries (together, the “Guarantor Subsidiaries”) have fully and unconditionally guaranteed, on a joint and several basis, the obligations of our 2019 Senior Secured Notes and 2021 Senior Unsecured Notes, which were issued on June 1, 2011, and our 2026 Notes, which were issued on July 27, 2016.  See Note 10 for further information on the 2019 Senior Secured Notes, the 2021 Senior Unsecured Notes and the 2026 Notes.

In lieu of separate financial statements of the Guarantor Subsidiaries, condensed consolidating financial information prepared in accordance with Rule 3-10(f) of Regulation S-X is presented below, including the condensed balance sheet information, the condensed statement of operations and comprehensive income (loss) information and the condensed statement of cash flows information of HSS, the Guarantor Subsidiaries on a combined basis and the non-guarantor subsidiaries of HSS on a combined basis and the eliminations necessary to arrive at the corresponding information of HSS on a consolidated basis.

The indentures governing the 2019 Senior Secured Notes, the 2021 Senior Unsecured Notes and the 2026 Notes contain restrictive covenants that, among other things, impose limitations on our ability and the ability of certain of our subsidiaries to pay dividends or make distributions, incur additional debt, make certain investments, create liens or enter into sale and leaseback transactions, merge or consolidate with another company, transfer and sell assets, enter into transactions with affiliates or allow to exist certain restrictions on the ability of certain of our subsidiaries to pay dividends, make distributions, make other payments, or transfer assets to us.

The condensed consolidating financial information presented below should be read in conjunction with our consolidated financial statements and notes thereto included herein.
Consolidating Balance Sheet as of December 31, 2016
(In thousands)

	HSS	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Assets
Cash and cash equivalents	$1,991,949	$53,905	$25,110	$—	$2,070,964
Marketable investment securities, at fair value	177,614	10,309	—	—	187,923
Trade accounts receivable, net	—	138,861	43,651	—	182,512
Trade accounts receivable - DISH Network, net	—	19,323	—	—	19,323
Inventory	—	45,623	17,015	—	62,638
Advances to affiliates, net	10	999,340	4,968	(893,866)	110,452
Other current assets	48	19,183	27,083	—	46,314
Total current assets	2,169,621	1,286,544	117,827	(893,866)	2,680,126
Restricted cash and cash equivalents	11,097	—	723	—	11,820
Property and equipment, net	—	2,061,831	232,895	—	2,294,726
Regulatory authorizations	—	471,658	—	—	471,658
Goodwill	—	504,173	—	—	504,173
Other intangible assets, net	—	80,734	—	—	80,734
Investments in unconsolidated entities	—	42,560	—	—	42,560
Investment in subsidiaries	3,721,688	314,643	—	(4,036,331)	—
Advances to affiliates	700	60,761	—	(61,461)	—
Other noncurrent assets, net	92,727	142,091	153,646	(92,727)	295,737
Total assets	$5,995,833	$4,964,995	$505,091	$(5,084,385)	$6,381,534
Liabilities and Shareholders’ Equity (Deficit)
Trade accounts payable	$—	$94,095	$12,321	$—	$106,416
Current portion of long-term debt and capital lease obligations	—	32,177	807	—	32,984
Advances from affiliates, net	850,807	12,228	31,429	(893,866)	598
Accrued expenses and other	44,654	136,921	38,738	—	220,313
Total current liabilities	895,461	275,421	83,295	(893,866)	360,311
Long-term debt and capital lease obligations, net of unamortized debt issuance costs	3,358,179	262,883	1,401	—	3,622,463
Deferred tax liabilities, net	—	621,061	128	(92,727)	528,462
Advances from affiliates	—	—	93,429	(61,461)	31,968
Other non-current liabilities	—	80,532	2,775	—	83,307
Total HSS shareholders’ equity (deficit)	1,742,193	3,725,098	311,233	(4,036,331)	1,742,193
Noncontrolling interests	—	—	12,830	—	12,830
Total liabilities and shareholders’ equity (deficit)	$5,995,833	$4,964,995	$505,091	$(5,084,385)	$6,381,534

Consolidating Balance Sheet as of December 31, 2015
(In thousands)

	HSS	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Assets
Cash and cash equivalents	$300,634	$55,767	$26,589	$—	$382,990
Marketable investment securities, at fair value	238,249	15,094	—	—	253,343
Trade accounts receivable, net	—	101,923	37,587	—	139,510
Trade accounts receivable - DISH Network, net	—	21,258	—	—	21,258
Inventory	—	39,948	8,849	—	48,797
Advances to affiliates, net	10	807,341	6,244	(766,208)	47,387
Other current assets	40	24,565	26,890	—	51,495
Total current assets	538,933	1,065,896	106,159	(766,208)	944,780
Restricted cash and cash equivalents	11,985	7,500	655	—	20,140
Property and equipment, net	—	2,181,495	83,907	—	2,265,402
Regulatory authorizations	—	471,658	—	—	471,658
Goodwill	—	504,173	—	—	504,173
Other intangible assets, net	—	115,420	—	—	115,420
Investments in unconsolidated entities	—	41,481	—	—	41,481
Investment in subsidiaries	3,350,914	166,739	—	(3,517,653)	—
Advances to affiliates	700	678	—	(1,378)	—
Other noncurrent assets, net	254,486	135,970	72,255	(254,486)	208,225
Total assets	$4,157,018	$4,691,010	$262,976	$(4,539,725)	$4,571,279
Liabilities and Shareholders’ Equity (Deficit)
Trade accounts payable	$—	$86,496	$11,171	$—	$97,667
Current portion of long-term debt and capital lease obligations	—	28,829	1,455	—	30,284
Advances from affiliates, net	739,810	5,307	24,863	(766,207)	3,773
Accrued expenses and other	28,154	130,532	22,550	—	181,236
Total current liabilities	767,964	251,164	60,039	(766,207)	312,960
Long-term debt and capital lease obligations, net of unamortized debt issuance costs	1,858,724	295,060	1,204	—	2,154,988
Deferred tax liabilities, net	—	706,837	—	(254,487)	452,350
Advances from affiliates	—	—	26,661	(1,378)	25,283
Other non-current liabilities	—	84,006	52	—	84,058
Total HSS shareholders’ equity (deficit)	1,530,330	3,353,943	163,710	(3,517,653)	1,530,330
Noncontrolling interests	—	—	11,310	—	11,310
Total liabilities and shareholders’ equity (deficit)	$4,157,018	$4,691,010	$262,976	$(4,539,725)	$4,571,279
Consolidating Statement of Operations and Comprehensive Income (Loss) For the Year Ended December 31, 2016
(In thousands)

	HSS	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenue:
Services and other revenue - DISH Network	$—	$449,547	$—	$—	$449,547
Services and other revenue - other	—	992,480	133,508	(22,861)	1,103,127
Equipment revenue - DISH Network	—	8,840	—	—	8,840
Equipment revenue - other	—	256,361	24,859	(42,941)	238,279
Total revenue	—	1,707,228	158,367	(65,802)	1,799,793
Costs and Expenses:
Costs of sales - services and other (exclusive of depreciation and amortization)	—	438,837	101,288	(22,168)	517,957
Cost of sales - equipment (exclusive of depreciation and amortization)	—	225,787	19,512	(40,546)	204,753
Selling, general and administrative expenses	—	246,399	37,737	(3,088)	281,048
Research and development expenses	—	31,170	—	—	31,170
Depreciation and amortization	—	401,688	12,445	—	414,133
Total costs and expenses	—	1,343,881	170,982	(65,802)	1,449,061
Operating income	—	363,347	(12,615)	—	350,732
Other Income (Expense):
Interest income	10,826	199	1,649	(76)	12,598
Interest expense, net of amounts capitalized	(177,625)	(14,538)	4,889	76	(187,198)
Gains (losses) on marketable investment securities, net	—	6,995	—	—	6,995
Equity in earnings of unconsolidated affiliate	—	9,444	—	—	9,444
Equity in earnings (losses) of subsidiaries, net	218,125	(4,906)	—	(213,219)	—
Other, net	9,749	(6,956)	116	—	2,909
Total other income (expense), net	61,075	(9,762)	6,654	(213,219)	(155,252)
Income (loss) before income taxes	61,075	353,585	(5,961)	(213,219)	195,480
Income tax benefit (provision), net	58,940	(135,081)	2,382	—	(73,759)
Net income (loss)	120,015	218,504	(3,579)	(213,219)	121,721
Less: Net income attributable to noncontrolling interests	—	—	1,706	—	1,706
Net income (loss) attributable to HSS	$120,015	$218,504	$(5,285)	$(213,219)	$120,015
Comprehensive Income (Loss):
Net income (loss)	$120,015	$218,504	$(3,579)	$(213,219)	$121,721
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	—	(5,377)	—	(5,377)
Unrealized (gains) losses on available-for-sale securities and other	3,290	(1,642)	(64)	—	1,584
Recognition of realized gains on available-for-sale securities included in net income (loss)	(2,996)	—	—	—	(2,996)
Equity in other comprehensive income (loss) of subsidiaries, net	(6,897)	(5,255)	—	12,152	—
Total other comprehensive income (loss), net of tax	(6,603)	(6,897)	(5,441)	12,152	(6,789)
Comprehensive income (loss)	113,412	211,607	(9,020)	(201,067)	114,932
Less: Comprehensive income attributable to noncontrolling interests	—	—	1,520	—	1,520
Comprehensive income (loss) attributable to HSS	$113,412	$211,607	$(10,540)	$(201,067)	$113,412
Consolidating Statement of Operations and Comprehensive Income (Loss) For the Year Ended December 31, 2015
(In thousands)

	HSS	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenue:
Services and other revenue - DISH Network	$—	$518,734	$119	$—	$518,853
Services and other revenue - other	—	976,507	140,619	(21,877)	1,095,249
Equipment revenue - DISH Network	—	10,752	—	—	10,752
Equipment revenue - other	—	200,605	30,678	(19,005)	212,278
Total revenue	—	1,706,598	171,416	(40,882)	1,837,132
Costs and Expenses:
Costs of sales - services and other (exclusive of depreciation and amortization)	—	447,106	99,513	(21,148)	525,471
Cost of sales - equipment (exclusive of depreciation and amortization)	—	190,200	22,581	(17,244)	195,537
Selling, general and administrative expenses	—	245,725	33,381	(2,490)	276,616
Research and development expenses	—	26,377	—	—	26,377
Depreciation and amortization	—	423,923	6,204	—	430,127
Total costs and expenses	—	1,333,331	161,679	(40,882)	1,454,128
Operating income	—	373,267	9,737	—	383,004
Other Income (Expense):
Interest income	3,339	171	1,013	(107)	4,416
Interest expense, net of amounts capitalized	(142,215)	(29,093)	2,051	107	(169,150)
Loss from partial redemption of debt	(5,044)	—	—	—	(5,044)
Other-than-temporary impairment loss on available-for-sale securities	(6,139)	—	—	—	(6,139)
Gains (losses) on marketable investment securities, net	15	(6,478)	—	—	(6,463)
Equity in earnings of unconsolidated affiliate	—	8,502	—	—	8,502
Equity in earnings (losses) of subsidiaries, net	239,199	4,705	—	(243,904)	—
Other, net	(5,468)	11,054	(3,364)	—	2,222
Total other income (expense), net	83,687	(11,139)	(300)	(243,904)	(171,656)
Income (loss) before income taxes	83,687	362,128	9,437	(243,904)	211,348
Income tax benefit (provision), net	53,680	(122,564)	(3,480)	—	(72,364)
Net income (loss)	137,367	239,564	5,957	(243,904)	138,984
Less: Net income attributable to noncontrolling interests	—	—	1,617	—	1,617
Net income (loss) attributable to HSS	$137,367	$239,564	$4,340	$(243,904)	$137,367
Comprehensive Income (Loss):
Net income (loss)	$137,367	$239,564	$5,957	$(243,904)	$138,984
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	—	(25,012)	—	(25,012)
Unrealized gains (losses) on available-for-sale securities and other	(2,478)	(1,800)	76	—	(4,202)
Recognition of other-than-temporary loss on available-for-sale securities in net income (loss)	6,139	—	—	—	6,139
Recognition of realized gains on available-for-sale securities included in net income (loss)	(15)	—	—	—	(15)
Equity in other comprehensive income (loss) of subsidiaries, net	(26,416)	(24,616)	—	51,032	—
Total other comprehensive income (loss), net of tax	(22,770)	(26,416)	(24,936)	51,032	(23,090)
Comprehensive income (loss)	114,597	213,148	(18,979)	(192,872)	115,894
Less: Comprehensive income attributable to noncontrolling interests	—	—	1,297	—	1,297
Comprehensive income (loss) attributable to HSS	$114,597	$213,148	$(20,276)	$(192,872)	$114,597
Consolidating Statement of Operations and Comprehensive Income (Loss) For the Year Ended December 31, 2014
(In thousands)

	HSS	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenue:
Services and other revenue - DISH Network	$—	$487,286	$699	$—	$487,985
Services and other revenue - other	—	938,382	162,400	(23,681)	1,077,101
Equipment revenue - DISH Network	—	31,943	—	—	31,943
Equipment revenue - other	—	196,921	31,907	(17,880)	210,948
Total revenue	—	1,654,532	195,006	(41,561)	1,807,977
Costs and Expenses:
Costs of sales - services and other (exclusive of depreciation and amortization)	—	441,777	117,822	(23,681)	535,918
Cost of sales - equipment (exclusive of depreciation and amortization)	—	201,890	23,331	(16,199)	209,022
Selling, general and administrative expenses	—	233,392	32,899	(1,681)	264,610
Research and development expenses	—	20,192	—	—	20,192
Depreciation and amortization	—	443,946	8,192	—	452,138
Total costs and expenses	—	1,341,197	182,244	(41,561)	1,481,880
Operating income	—	313,335	12,762	—	326,097
Other Income (Expense):
Interest income	197,610	344	1,454	(196,174)	3,234
Interest expense, net of amounts capitalized	(145,938)	(240,057)	(1,437)	196,174	(191,258)
Gains (losses) on marketable investment securities, net	25	(57)	—	—	(32)
Equity in earnings of unconsolidated affiliate	—	5,121	—	—	5,121
Equity in earnings (losses) of subsidiaries, net	68,212	5,779	—	(73,991)	—
Other, net	—	822	(1,307)	—	(485)
Total other income (expense), net	119,909	(228,048)	(1,290)	(73,991)	(183,420)
Income (loss) before income taxes	119,909	85,287	11,472	(73,991)	142,677
Income tax provision, net	(18,716)	(16,705)	(4,674)	—	(40,095)
Net income (loss)	101,193	68,582	6,798	(73,991)	102,582
Less: Net income attributable to noncontrolling interests	—	—	1,389	—	1,389
Net income (loss) attributable to HSS	$101,193	$68,582	$5,409	$(73,991)	$101,193
Comprehensive Income (Loss):
Net income (loss)	$101,193	$68,582	$6,798	$(73,991)	$102,582
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	—	(8,789)	—	(8,789)
Unrealized losses on available-for-sale securities and other	(4,150)	—	(32)	—	(4,182)
Recognition of realized losses on available-for-sale securities included in net income (loss)	32	—	—	—	32
Equity in other comprehensive income (loss) of subsidiaries, net	(8,584)	(8,584)	—	17,168	—
Total other comprehensive income (loss), net of tax	(12,702)	(8,584)	(8,821)	17,168	(12,939)
Comprehensive income (loss)	88,491	59,998	(2,023)	(56,823)	89,643
Less: Comprehensive income attributable to noncontrolling interests	—	—	1,152	—	1,152
Comprehensive income (loss) attributable to HSS	$88,491	$59,998	$(3,175)	$(56,823)	$88,491
Consolidating Statement of Cash Flows for the Year Ended December 31, 2016
(In thousands)

	HSS	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Cash Flows from Operating Activities:
Net income (loss)	$120,015	$218,504	$(3,579)	$(213,219)	$121,721
Adjustments to reconcile net income (loss) to net cash flows from operating activities	78,875	127,462	24,594	213,219	444,150
Net cash flows from operating activities	198,890	345,966	21,015	—	565,871
Cash Flows from Investing Activities:
Purchases of marketable investment securities	(396,730)	—	—	—	(396,730)
Sales and maturities of marketable investment securities	452,446	—	—	—	452,446
Expenditures for property and equipment	—	(292,427)	(88,860)	—	(381,287)
Changes in restricted cash and cash equivalents	888	7,500	(68)	—	8,320
Investment in subsidiary	(80,846)	(84,871)	—	165,717	—
Payment for EchoStar XXI launch services	—	—	(23,750)	—	(23,750)
Expenditures for externally marketed software	—	(23,252)	—	—	(23,252)
Other, net	—	(1,296)	—	(340)	(1,636)
Net cash flows from investing activities	(24,242)	(394,346)	(112,678)	165,377	(365,889)
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt	1,500,000	—	—	—	1,500,000
Payments of debt issuance costs	(7,097)	—	—	—	(7,097)
Proceeds from capital contribution from parent	—	80,846	84,871	(165,717)	—
Capital contribution from EchoStar	23,750	—	—	—	23,750
Repayment of debt and capital lease obligations	—	(28,829)	(2,840)	—	(31,669)
Advances from affiliates	—		6,982	—	6,982
Other, net	14	(5,499)	988	340	(4,157)
Net cash flows from financing activities	1,516,667	46,518	90,001	(165,377)	1,487,809
Effect of exchange rates on cash and cash equivalents	—	—	183	—	183
Net increase (decrease) in cash and cash equivalents	1,691,315	(1,862)	(1,479)	—	1,687,974
Cash and cash equivalents, at beginning of year	300,634	55,767	26,589	—	382,990
Cash and cash equivalents, at end of year	$1,991,949	$53,905	$25,110	$—	$2,070,964

Consolidating Statement of Cash Flows for the Year Ended December 31, 2015
(In thousands)

	HSS	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Cash Flows from Operating Activities:
Net income (loss)	$137,367	$239,564	$5,957	$(243,904)	$138,984
Adjustments to reconcile net income (loss) to net cash flows from operating activities	32,816	156,301	3,485	243,904	436,506
Net cash flows from operating activities	170,183	395,865	9,442	—	575,490
Cash Flows from Investing Activities:
Purchases of marketable investment securities	(208,821)	—	—	—	(208,821)
Sales and maturities of marketable investment securities	355,202	—	—	—	355,202
Expenditures for property and equipment	—	(325,405)	(61,309)	—	(386,714)
Changes in restricted cash and cash equivalents	(2,432)	—	(56)	—	(2,488)
Investment in subsidiary	(43,000)	(48,043)	—	91,043	—
Payment for EchoStar XXI launch services	—		(11,875)	—	(11,875)
Expenditures for externally marketed software	—	(22,327)	—	—	(22,327)
Other, net	—	1,490	—	(1,500)	(10)
Net cash flows from investing activities	100,949	(394,285)	(73,240)	89,543	(277,033)
Cash Flows from Financing Activities:
Proceeds from capital contribution from parent	—	43,000	48,043	(91,043)	—
Repayment of 6 1/2% Senior Secured Notes Due 2019 and related premium	(113,300)	—	—	—	(113,300)
Repayment of debt and capital lease obligations	—	(33,478)	(5,963)	—	(39,441)
Advances from affiliates	—	—	20,002	—	20,002
Other, net	40	(6,927)	233	1,500	(5,154)
Net cash flows from financing activities	(113,260)	2,595	62,315	(89,543)	(137,893)
Effect of exchange rates on cash and cash equivalents	—	—	(3,131)	—	(3,131)
Net increase (decrease) in cash and cash equivalents	157,872	4,175	(4,614)	—	157,433
Cash and cash equivalents, at beginning of year	142,762	51,592	31,203	—	225,557
Cash and cash equivalents, at end of year	$300,634	$55,767	$26,589	$—	$382,990

Consolidating Statement of Cash Flows for the Year Ended December 31, 2014
(In thousands)

	HSS	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Cash Flows from Operating Activities:
Net income (loss)	$101,193	$68,582	$6,798	$(73,991)	$102,582
Adjustments to reconcile net income (loss) to net cash flows from operating activities	221,288	240,466	15,245	73,991	550,990
Net cash flows from operating activities	322,481	309,048	22,043	—	653,572
Cash Flows from Investing Activities:
Purchases of marketable investment securities	(509,814)	—	—	—	(509,814)
Sales and maturities of marketable investment securities	234,970	—	—	—	234,970
Purchases of property and equipment	—	(220,664)	(26,677)	—	(247,341)
Changes in restricted cash and cash equivalents	(2,549)	—	11	—	(2,538)
Expenditures for externally marketed software	—	(22,955)	—	—	(22,955)
Other, net	(10,601)	(35)	—	10,601	(35)
Net cash flows from investing activities	(287,994)	(243,654)	(26,666)	10,601	(547,713)
Cash Flows from Financing Activities:
Hughes Retail Preferred Tracking Stock (Note 3)	10,601	10,601	—	(10,601)	10,601
Repayment of long-term debt and capital lease obligations	—	(53,467)	(6,368)	—	(59,835)
Contributions from parent	—	—	—	—	—
Other	—	(5,276)	5,383	—	107
Net cash flows from financing activities	10,601	(48,142)	(985)	(10,601)	(49,127)
Effect of exchange rates on cash and cash equivalents	—	—	5,116	—	5,116
Net increase (decrease) in cash and cash equivalents	45,088	17,252	(492)	—	61,848
Cash and cash equivalents, at beginning of year	97,674	34,340	31,695	—	163,709
Cash and cash equivalents, at end of year	$142,762	$51,592	$31,203	$—	$225,557